Supplemental Schedules-Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 723,831	$ 742,095	$ 528,234	$ 521,253	$ 464,765	$ 437,737
Other current assets	100,534
Total current assets	824,365	844,592		626,963
Theatre properties and equipment, net	1,304,639	1,304,958		1,238,850
Other assets	1,731,815	1,712,862		1,656,440
Total Assets	3,860,819	3,862,412		3,522,253
Current liabilities
Current portion of long-term debt	8,824	9,546		12,145
Current portion of capital lease obligations	11,582	11,064		9,639
Accounts payable and accrued expenses	300,206	316,581		282,466
Total current liabilities	320,612	337,191		304,250
Long-term liabilities
Long-term debt, less current portion	1,752,960	1,754,464		1,560,076
Capital lease obligations, less current portion	143,160	139,107		131,533
Other long-term liabilities and deferrals	528,151	535,438		501,101
Total long-term liabilities	2,424,271	2,429,009		2,192,710
Commitments and contingencies
Equity	1,115,936	1,096,212	1,070,870	1,025,293	1,040,705	922,141
Total liabilities and equity	3,860,819	3,862,412		3,522,253
Restricted Subsidiaries
Current assets
Cash and cash equivalents	609,979	634,351
Other current assets	130,337
Total current assets	740,316
Theatre properties and equipment, net	1,304,639
Other assets	1,646,382
Total Assets	3,691,337
Current liabilities
Current portion of long-term debt	8,824
Current portion of capital lease obligations	11,582
Accounts payable and accrued expenses	300,206
Total current liabilities	320,612
Long-term liabilities
Long-term debt, less current portion	1,752,960
Capital lease obligations, less current portion	143,160
Other long-term liabilities and deferrals	423,634
Total long-term liabilities	2,319,754
Commitments and contingencies
Equity	1,050,971
Total liabilities and equity	3,691,337
Unrestricted Subsidiaries
Current assets
Cash and cash equivalents	113,852	107,744
Other current assets	(29,803)
Total current assets	84,049
Other assets	112,452
Total Assets	196,501
Long-term liabilities
Other long-term liabilities and deferrals	104,517
Total long-term liabilities	104,517
Commitments and contingencies
Equity	91,984
Total liabilities and equity	196,501
Eliminations
Current assets
Other assets	(27,019)
Total Assets	(27,019)
Long-term liabilities
Commitments and contingencies
Equity	(27,019)
Total liabilities and equity	$ (27,019)